INCOME TAX EXPENSE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Inventory write-downs	$ 26,176	$ 3,565,291
Accrued expenses	646,923	670,989
Others	47,489	52,005
Total current deferred tax assets	720,588	4,288,285
Less: valuation allowance	(720,588)	(4,288,285)
Net operating loss carry-forwards	13,630,512	11,263,697
Basis difference in long-lived assets	566,242	1,020,262
Total non-current deferred tax assets	14,196,754	12,283,959
Less: valuation allowance	(14,196,754)	(12,283,959)
Group recognized valuation allowance	14,917,342	16,572,244
Reconciliation between the income tax expense computed by applying the PRC statutory corporate income tax rate to income before income taxes and the actual income tax expense
PRC corporate income tax (as a percent)	25.00%	25.00%	25.00%
Expense not deductible for tax purposes (as a percent)	(21.90%)	(1.30%)	(0.80%)
Effect of change in valuation allowance (as a percent)	8.00%	(20.00%)	(22.20%)
Effect of difference in reversal rate (as a percent)	0.00%	0.60%	0.00%
Effect of different tax rate of group entities in other jurisdiction (as a percent)	(11.10%)	(4.30%)	(4.50%)
Effect of prior year true-up (as a percent)	0.00%	0.00%	1.00%
Effective income tax rate (as a percent)	0.00%	0.00%	(1.50%)
Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	13,630,512
2015 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	42,657
2016 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	4,376,012
2017 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	3,430,645
2018 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	3,136,263
2019 | Subsidiaries | PRC
Operating loss carry forwards
Net operating loss carry forwards	$ 2,644,935